Nature of Business and Organization (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Apr. 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature of Business and Organization (Textual)
Deposits for fixed assets amount		$ 3,356,277	$ 2,482,592
Payments for deposits for fixed assets		$ 916,167	$ 2,580,632
Contractual Arrangements [Member]
Nature of Business and Organization (Textual)
Shareholders pledge equity interest		50.00%
Contractual Arrangements [Member] | Subsequent Event [Member]
Nature of Business and Organization (Textual)
Business cooperation agreement, description	Golden Bull Limited entered into an Instrument of Transfer with Mr. Ching Yeh to acquire his 100% of the ownership interest (10,000 shares) in Xmax Chain Limited (“Xmax”) for HKD 10,000 (HKD 1.00 per one share). After the acquisition, Xmax became a wholly owned subsidiary of Golden Bull Limited. Xmax is a Hong Kong company, engaging bitcoin mining business and was incorporated on March 21, 2018.
Technical Consultation and Services Agreement [Member] | Shanghai Baoxun [Member]
Nature of Business and Organization (Textual)
Technical consultation and services agreement, description		The technical consultation and services agreement, as amended, remains in effect for 20 years until June 7, 2037.
Contractual agreements term		20 years
Contractual agreements amendment date		Jun. 07, 2037
Technical Consultation and Services Agreement [Member] | Shanghai Dianniu [Member]
Nature of Business and Organization (Textual)
Technical consultation and services agreement, description		Pursuant to the technical consultation and services agreement between Golden Bull WFOE and Shanghai Dianniu, as amended, Golden Bull WFOE is engaged as exclusive provider of management consulting services to Shanghai Dianniu. For such services, the Shanghai Dianniu agrees to pay service fees determined based on 93.2% of its net income to Golden Bull WFOE or Golden Bull WFOE has obligation to absorb 93.2% of Shanghai Dianniu's losses.
Contractual agreements term		20 years
Contractual agreements amendment date		Jun. 07, 2037
Business Cooperation Agreement [Member] | Shanghai Baoxun [Member]
Nature of Business and Organization (Textual)
Percentage of service fee		100.00%
Business cooperation agreement, description		The business cooperation agreement remains in effect until and unless Golden Bull WFOE commits gross negligence, or a fraudulent act, against Shanghai Baoxun. Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Baoxun at any time.
Business Cooperation Agreement [Member] | Shanghai Dianniu [Member]
Nature of Business and Organization (Textual)
Percentage of service fee		93.20%
Business cooperation agreement, description		Nevertheless, Golden Bull WFOE shall have the right to terminate this agreement upon giving 30 days' prior written notice to Shanghai Dianniu at any time.
Voting Rights Proxy and Financial Supporting Agreements [Member] | Shanghai Baoxun [Member]
Nature of Business and Organization (Textual)
Foregoing contractual arrangements, description		Golden Bull WFOE effective control of Shanghai Dianniu obligate Golden Bull WFOE to absorb 93.2% of the risk of loss from their activities, enable Golden Bull WFOE to receive 93.2% of their expected residual returns, and grant Golden Bull WFOE effective control of Shanghai Baoxun obligate Golden Bull WFOE to absorb all of the risk of loss from their activities, and enable Golden Bull WFOE to receive all of their expected residual returns, the Company accounts for Shanghai Dianniu and Shanghai Baoxun as a VIEs.
Voting rights proxy and financial supporting, description		In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Baoxun whether or not Shanghai Baoxun incurs loss and agrees not to request repayment if Shanghai Baoxun is unable to do so. The agreement shall remain in effect for 20 years until June 7, 2037.
Voting Rights Proxy and Financial Supporting Agreements [Member] | Shanghai Dianniu [Member]
Nature of Business and Organization (Textual)
Voting rights proxy and financial supporting, description		In consideration of such granted rights, Golden Bull WFOE agrees to provide the necessary financial support to Shanghai Dianniu whether or not Shanghai Dianniu incurs loss and agrees not to request repayment if Shanghai Dianniu is unable to do so. The agreements shall remain in effect for 20 years until June 7, 2037.
Equity Option Agreements [Member] | Shanghai Dianniu [Member]
Nature of Business and Organization (Textual)
Ownership percentage		93.20%
Equity Pledge Agreements [Member] | Shanghai Dianniu [Member]
Nature of Business and Organization (Textual)
Shareholders pledge equity interest		93.20%